Accounts receivable and others (Details 5) - BRL (R$) R$ in Thousands		Jun. 30, 2019	Jun. 30, 2018
Accounts Receivable and Others [Abstract]
Withholding income tax (IRRF) on financial investments to be offset		R$ 3,284	R$ 3,843
Income tax losses and social contribution carryforwards			148
Other recoverable taxes and contributions		2,666	5,488
Total current	[1]	5,950	9,479
ICMS recoverable		9,792	8,429
ICMS recoverable on property, plant and equipment		194	409
Non-cumulative PIS and COFINS to be offset		4,804	6,837
IRRF on financial investments to be offset		6,479	2,172
Total noncurrent		R$ 21,269	R$ 17,847

[1]	Of the amounts consolidated as of June 30, 2018, the amount of R$ 4,844 refers to Value Added Tax in Paraguay recovered in 2019